Financial liabilities - Summary of Balances in Financial Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Lease liabilities	€ 4,382	€ 5,092
Bank overdrafts and short term loans facilities	30,001	50,030
Bank loans	87,363	56,812
Fair value of derivatives	592	3,420
Financial liabilities for accrued interests	1,169	1,573
Total current financial liabilities	123,507	116,927
Lease liabilities	9,377	11,809
Bank loans	287,929	255,437
Notes	49,853	49,790
Fair value of derivatives	208	642
Total non-current financial liabilities	347,367	317,678
Financial Liabilities	€ 470,874	€ 434,605